Related Party Transactions - Summary of Transactions with Related Parties (Detail) - Associates [member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Purchases of goods/services	$ 1,852,132	$ 1,564,073
Interest income	398	2,241
Interest expense	5
Dividends received	787,208	737,250
Net loans (repayments from)/made to related parties	$ (23,554)	$ (12,108)